Other non-financial assets - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Line Items]
Opening balance	$ 59,819	$ 23,845
Closing balance	58,835	59,819
Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	77,225	39,873
Additions	6,102	37,827
Additional and transfers	6,102	37,827
Disposals	(10,086)	(475)
Closing balance	73,241	77,225
Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	(17,406)	(16,028)
Additions	1,129	1,652
Additional and transfers	1,129	1,652
Disposals	4,129	274
Closing balance	(14,406)	(17,406)
Patents And Industrial Property [Member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	15,288	15,216
Additions	0	72
Additional and transfers	0	72
Disposals	0	0
Closing balance	15,288	15,288
Rights-of-use [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	16,977	13,720
Additions	0	3,732
Additional and transfers	0	3,732
Disposals	(4,081)	(475)
Closing balance	12,896	16,977
Rights-of-use [member] | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	(10,294)	(9,588)
Additions	0	980
Additional and transfers	0	980
Disposals	131	274
Closing balance	(10,163)	(10,294)
Software licenses | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	10,937	10,937
Additions	6,102	0
Additional and transfers	6,102	0
Disposals	(6,005)	0
Closing balance	11,034	10,937
Software licenses | Accumulated depreciation, amortisation and impairment [member]
Other Assets [Line Items]
Opening balance	(7,112)	(6,440)
Additions	1,129	672
Additional and transfers	1,129	672
Disposals	3,998	0
Closing balance	(4,243)	(7,112)
Goodwill | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	34,023	0
Additions	0	34,023
Additional and transfers	0	34,023
Disposals	0	0
Closing balance	$ 34,023	$ 34,023